DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Description of Plan [Line Items]
Vesting Timeline	The vesting timeline is as follows:

Years of Vesting Service	Vesting Percentage

Less than One Year	0%
One Year but less than Two Years	20%
Two Years but less than Three Years	40%
Over Three Years	100%